Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 44,009	$ 81,151
Restricted cash		2,600	5,307
Ship mortgage notes and premium		511,331	572,214
Other long-term debt		535,519	407,687
Due from related parties, long-term		58,016	54,593
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		44,009	81,151
Restricted cash		2,600	5,307
Ship mortgage notes and premium		511,331	572,214
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt	[1]	535,519	407,687
Due from related parties, long-term	[2]	$ 58,016	$ 54,593

[1]	The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
[2]	The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.